Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Aug. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Pre-closing bridge notes		$ 0	$ 750,000
Bifurcated derivative		0	236,603
Embedded derivative, loss on embedded derivative		236,600
Embedded derivative, gain on embedded derivative			236,600
Pre-Closing Bridge Notes
Debt Instrument [Line Items]
Interest expense on debt		0	272,667
Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 10.00
Interest expense on debt		$ 0	$ 272,700
SB Northstar | Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Amount converted	$ 650,000
Number of shares converted (in shares)	65.0
Sponsor | Pre-Closing Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Amount converted	$ 100,000
Number of shares converted (in shares)	40.0